Other Assets - Schedule of Other Assets (Details) - CNY (¥)		Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Guarantee deposits	[1]	¥ 423,441,637	¥ 385,472,848
Receivables from sales of loans	[2]	152,225,024	269,284,889
Prepayments	[3]	111,079,096	278,261,279
Purchased loans with credit deterioration	[4]	419,519,965	135,274,471
Receivables for default guarantee payments	[5]	28,519,198	4,171,474
Receivables from loan facilitation service	[6]	45,703,316	71,113,890
Receivables of guarantee service	[7]	4,197,264	57,030,910
Non-marketable equity securities	[8]	13,178,264	38,178,264
Amounts due from employees	[9]	7,741,156	5,172,406
Other receivables		345,293,660	30,130,988
Total		¥ 1,550,898,580	¥ 1,274,091,419

[1]	Guarantee deposits are deposits that the Group provided, through Guangdong Nanfeng Financial Guarantee Group Co., Ltd (“Guangzhou Nanfeng”), a company that holds a financial guarantee license, for loans granted (a) under its consolidated VIE Zhonghai Lanhai Structured Fund 30-X, which is not structured in a stratified way and requires guarantee from a third party, and (b) under the cooperation with commercial banks for loan facilitation, post-facilitation and guarantee services, refer to Note 2(e)(ii) Off-balance sheet loans.
[2]	As mentioned in Note 5, the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The loan is derecognized if the Group does not retain any risk and rewards after transferring the loan. Such transfer would be recorded as sales according to ASC 860-10-40-5. There is no constrain on the transferee’s rights to pledge or exchange, and the Group will not maintain effective control on the transferred loans for which the transferred loans are accounted for as sales without repurchase agreements.
[3]	Prepaid accounts mainly include litigation fees, rent, water, electricity and property management and network charges prepaid in the daily operation of the Group. Another important component is the prepayment of building purchase.
[4]	The purchased loans with credit deterioration are overdue loans repurchased at par value by the Group from commercial banks under the commercial bank partnership model. In 2023, the Group started purchasing loans with credit deterioration. As of 31 December 2024, the purchased loans with credit deterioration amounted to RMB608,297,516 and allowance for credit loss amounted to RMB188,777,551.
[5]	Under the commercial bank partnership model when a borrower is overdue for a certain number of days, the Group pays interest to the bank on behalf of the borrower, which is subsequently charged to the borrower, and this amount accounts for the receivables for default guarantee payments.
[6]	Under the commercial bank partnership model, the Group provides loan facilitation services and post-facilitation services.
[7]	Under the commercial bank partnership model, the Group calculates the guarantee obligation and recognizes the guarantee fee receivable.
[8]	The measurement alternative is selected for the non-marketable equity securities. Under the measurement alternative, the equity securities without readily determinable fair value are measured at cost minus impairment and adjusted for changes in observable prices.
[9]	Amounts due from employees mainly include temporary advances to employees for payments on behalf of the Group.